Invesco Allocation Funds
Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us	AAS-QTR-1-QTR-1 03/19	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2019
(Unaudited)
Invesco Conservative Allocation Fund
Investments in Affiliated Issuers–100.00%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Alternative Funds–3.47%
Invesco Global Targeted Returns Fund-Class R6	3.47%	$10,034,541	$—	$(90,041)	$224,266	$(2,591)	$—	1,045,903	$10,166,175
Asset Allocation Funds–3.49%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	3.49%	9,851,866	—	(449,686)	819,204	(4,201)	—	917,986	10,217,183
Domestic Equity Funds–23.02%
Invesco American Franchise Fund-Class R6(b)	2.53%	6,921,700	—	(660,353)	1,205,100	(60,724)	—	355,020	7,405,723
Invesco Diversified Dividend Fund-Class R6	7.00%	19,581,558	142,713	(1,321,174)	2,059,849	35,790	142,713	1,058,272	20,498,736
Invesco Equally-Weighted S&P 500 Fund-Class R6	5.52%	15,484,612	—	(1,539,421)	2,230,604	(5,895)	—	269,543	16,169,900
Invesco Growth and Income Fund-Class R6	4.44%	12,653,703	71,224	(1,205,975)	1,734,423	(238,981)	71,224	566,089	13,014,394
Invesco Russell Top 200 Pure Growth ETF	3.53%	9,836,657	—	(1,070,517)	1,532,130	35,550	12,894	193,626	10,333,820
Total Domestic Equity Funds		64,478,230	213,937	(5,797,440)	8,762,106	(234,260)	226,831		67,422,573
Fixed Income Funds–59.58%
Invesco 1-30 Laddered Treasury ETF	4.21%	11,984,766	—	—	349,071	—	65,907	375,345	12,333,837
Invesco Core Plus Bond Fund-Class R6	17.97%	50,742,635	705,582	(460,655)	1,640,718	(692)	473,572	4,964,867	52,627,588
Invesco Emerging Market Flexible Bond Fund-Class R6	2.99%	8,551,223	100,645	(137,756)	275,942	(38,302)	100,645	1,488,393	8,751,752
Invesco Emerging Markets Sovereign Debt ETF	1.50%	4,221,995	—	(70,857)	251,267	763	54,884	157,256	4,403,168
Invesco Floating Rate Fund-Class R6	3.96%	11,249,015	202,476	(142,024)	299,684	(1,844)	148,394	1,566,438	11,607,307
Invesco High Yield Fund-Class R6	7.51%	21,000,197	420,602	(628,249)	1,228,937	(29,485)	313,319	5,416,749	21,992,002
Invesco Quality Income Fund-Class R5	6.96%	19,840,998	278,393	—	260,517	—	204,023	1,746,350	20,379,908
Invesco Short Duration Inflation Protected Fund-Class R6	5.16%	14,858,532	87,767	—	161,986	—	87,767	1,481,204	15,108,285
Invesco Short Term Bond Fund-Class R6	5.92%	16,947,512	205,890	—	202,299	—	139,801	2,034,666	17,355,701
Invesco Variable Rate Investment Grade ETF	3.40%	9,850,522	—	—	99,985	—	82,451	399,940	9,950,507
Total Fixed Income Funds		169,247,395	2,001,355	(1,439,541)	4,770,406	(69,560)	1,670,763		174,510,055
Foreign Equity Funds–6.98%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.44%	9,753,774	—	(466,086)	842,793	(68,028)	42,460	248,333	10,062,453
Invesco International Growth Fund-Class R6	3.54%	9,775,029	—	(753,602)	1,485,158	(125,070)	—	320,121	10,381,515
Total Foreign Equity Funds		19,528,803	—	(1,219,688)	2,327,951	(193,098)	42,460		20,443,968
Real Estate Funds–2.99%
Invesco Global Real Estate Income Fund-Class R6	2.99%	8,325,440	80,175	(528,562)	849,263	32,798	80,174	939,819	8,759,114
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Conservative Allocation Fund
Investments in Affiliated Issuers–100.00%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Money Market Funds–0.47%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	0.19%	$875,858	$2,920,151	$(3,246,371)	$—	$—	$2,516	549,638	$549,638
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(c)	0.13%	625,533	2,085,822	(2,318,837)	29	24	1,942	392,453	392,571
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	0.15%	823,922	3,337,316	(3,710,139)	—	—	1,859	451,099	451,099
Total Money Market Funds		2,325,313	8,343,289	(9,275,347)	29	24	6,317		1,393,308
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $266,037,801)	100.00%	$283,791,588	$10,638,756	$(18,800,305)	$17,753,225	$(470,888)	$2,026,545		$292,912,376
OTHER ASSETS LESS LIABILITIES	(0.00)%								(2,716)
NET ASSETS	100.00%								$292,909,660
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Growth Allocation Fund
Investments in Affiliated Issuers–100.13%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Asset Allocation Funds–4.55%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	4.55%	$40,324,153	$823,229	$(144,269)	$3,393,214	$(133)	$—	3,988,876	$44,396,194
Domestic Equity Funds–55.88%
Invesco All Cap Market Neutral Fund-Class R6(b)	3.95%	35,798,258	6,339,049	(563,296)	(2,732,117)	(247,377)	—	5,316,049	38,594,517
Invesco American Franchise Fund-Class R6(b)	5.80%	51,874,428	—	(3,861,292)	8,844,723	(204,890)	—	2,715,866	56,652,969
Invesco Comstock Fund-Class R6	6.90%	63,167,161	344,665	(3,363,222)	7,385,146	(218,410)	344,665	2,809,488	67,315,340
Invesco Diversified Dividend Fund-Class R6	11.57%	103,643,859	786,066	(2,735,181)	11,269,200	(56,405)	786,066	5,828,990	112,907,539
Invesco Equally-Weighted S&P 500 Fund-Class R6	8.51%	76,785,528	—	(4,930,461)	10,962,583	273,262	—	1,385,079	83,090,912
Invesco Long/Short Equity Fund-Class R6(b)	2.91%	27,119,623	1,855,739	—	(599,032)	—	—	3,163,470	28,376,330
Invesco Russell Top 200 Pure Growth ETF	7.10%	63,124,485	1,029,176	(5,169,590)	9,672,459	599,958	86,898	1,297,667	69,256,488
Invesco S&P MidCap Low Volatility ETF	3.99%	36,154,323	—	(1,483,568)	4,116,891	148,866	109,645	783,904	38,936,512
Invesco S&P SmallCap Low Volatility ETF	2.92%	26,964,939	—	(1,193,136)	2,692,133	25,546	23,592	606,934	28,489,482
Invesco Small Cap Equity Fund-Class R6(b)	2.23%	20,373,984	—	(1,482,491)	3,176,968	(261,196)	—	1,522,854	21,807,265
Total Domestic Equity Funds		505,006,588	10,354,695	(24,782,237)	54,788,954	59,354	1,350,866		545,427,354
Fixed Income Funds–12.95%
Invesco 1-30 Laddered Treasury ETF	2.52%	22,458,572	1,869,104	(447,520)	709,404	(6,567)	126,170	748,113	24,582,993
Invesco Core Plus Bond Fund-Class R6	5.25%	47,136,634	3,451,036	(914,559)	1,604,716	(31,526)	454,343	4,834,557	51,246,301
Invesco Emerging Market Flexible Bond Fund-Class R6	0.95%	8,960,924	107,155	—	249,752	—	3,499	1,584,665	9,317,831
Invesco Quality Income Fund-Class R5	2.49%	22,421,769	1,940,475	(399,082)	336,416	(28,260)	235,247	2,079,804	24,271,318
Invesco Short Term Bond Fund-Class R6	1.74%	15,681,620	1,290,866	(223,491)	193,434	(2,106)	131,919	1,985,970	16,940,323
Total Fixed Income Funds		116,659,519	8,658,636	(1,984,652)	3,093,722	(68,459)	951,178		126,358,766
Foreign Equity Funds–23.84%
Invesco Developing Markets Fund-Class R6	2.22%	20,209,283	—	(899,621)	2,473,492	(60,182)	—	646,902	21,722,972
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	6.89%	62,593,003	—	(364,994)	5,053,034	(44,789)	283,713	1,659,335	67,236,254
Invesco International Growth Fund-Class R6	6.78%	61,163,547	—	(3,623,941)	9,136,206	(515,702)	—	2,040,090	66,160,110
Invesco International Select Equity Fund-Class R6	6.00%	53,314,023	—	(5,378,739)	11,317,679	(716,509)	—	5,307,022	58,536,454
Invesco Low Volatility Emerging Markets Fund-Class R6	1.95%	18,041,928	—	—	1,020,675	—	—	3,001,985	19,062,603
Total Foreign Equity Funds		215,321,784	—	(10,267,295)	29,001,086	(1,337,182)	283,713		232,718,393
Real Estate Funds–2.53%
Invesco Global Real Estate Income Fund-Class R6	2.53%	22,872,831	223,924	(797,724)	2,414,197	6,636	223,924	2,652,346	24,719,864
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Growth Allocation Fund
Investments in Affiliated Issuers–100.13%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Money Market Funds–0.38%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	0.08%	$1,452,344	$6,793,782	$(7,463,545)	$—	$—	$3,962	782,581	$782,581
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(c)	0.06%	1,037,332	4,852,702	(5,331,085)	—	85	3,053	558,867	559,034
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	0.24%	3,524,694	7,764,323	(8,956,745)	—	—	13,287	2,332,272	2,332,272
Total Money Market Funds		6,014,370	19,410,807	(21,751,375)	—	85	20,302		3,673,887
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $842,487,132)	100.13%	$906,199,245	$39,471,291	$(59,727,552)	$92,691,173	$(1,339,699)	$2,829,983		$977,294,458
OTHER ASSETS LESS LIABILITIES	(0.13)%								(1,257,580)
NET ASSETS	100.00%								$976,036,878
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Moderate Allocation Fund
Investments in Affiliated Issuers–100.10%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Asset Allocation Funds–4.51%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	4.51%	$29,421,319	$142,584	$(282,615)	$2,462,540	$12,708	$—	2,853,238	$31,756,536
Domestic Equity Funds–42.31%
Invesco All Cap Market Neutral Fund-Class R6(b)	2.80%	19,469,293	1,843,203	—	(1,605,274)	—	—	2,714,493	19,707,222
Invesco American Franchise Fund-Class R6(b)	4.31%	27,826,450	—	(2,105,002)	4,704,853	(82,753)	—	1,454,628	30,343,548
Invesco Comstock Fund-Class R6	4.96%	32,944,909	178,834	(1,920,226)	3,858,899	(134,926)	178,834	1,457,742	34,927,490
Invesco Diversified Dividend Fund-Class R6	10.06%	65,447,952	742,898	(2,464,574)	7,028,029	81,502	494,635	3,656,985	70,835,807
Invesco Equally-Weighted S&P 500 Fund-Class R6	6.35%	41,256,638	—	(2,621,160)	5,891,202	128,956	—	744,385	44,655,636
Invesco Long/Short Equity Fund-Class R6(b)	1.82%	13,112,694	—	—	(271,989)	—	—	1,431,517	12,840,705
Invesco Russell Top 200 Pure Growth ETF	6.06%	39,867,742	196,334	(3,836,876)	6,032,331	371,945	53,570	798,791	42,631,476
Invesco S&P MidCap Low Volatility ETF	2.26%	14,998,893	—	(846,886)	1,636,699	110,512	45,097	320,097	15,899,218
Invesco S&P SmallCap Low Volatility ETF	1.71%	11,596,119	—	(693,215)	1,149,771	4,005	9,984	256,853	12,056,680
Invesco Small Cap Equity Fund-Class R6(b)	1.98%	13,202,588	—	(1,182,365)	1,944,559	(55,093)	—	971,347	13,909,689
Total Domestic Equity Funds		279,723,278	2,961,269	(15,670,304)	30,369,080	424,148	782,120		297,807,471
Fixed Income Funds–33.79%
Invesco 1-30 Laddered Treasury ETF	3.50%	22,814,719	1,127,589	—	699,899	—	131,678	749,915	24,642,207
Invesco Core Plus Bond Fund-Class R6	10.28%	67,015,191	3,223,020	(101,104)	2,225,968	(2,509)	641,346	6,826,469	72,360,566
Invesco Emerging Market Flexible Bond Fund-Class R6	1.93%	13,035,263	155,877	—	363,307	—	155,876	2,305,178	13,554,447
Invesco Emerging Markets Sovereign Debt ETF	1.23%	8,176,118	—	—	488,958	—	106,286	309,467	8,665,076
Invesco Floating Rate Fund-Class R6	1.95%	13,170,035	238,102	—	348,271	—	174,251	1,856,465	13,756,408
Invesco High Yield Fund-Class R6	2.77%	18,160,636	368,720	(93,128)	1,046,891	229	275,024	4,798,854	19,483,348
Invesco Quality Income Fund-Class R5	6.20%	40,876,882	2,229,705	—	559,627	—	434,030	3,741,749	43,666,214
Invesco Short Duration Inflation Protected Fund-Class R6	3.21%	21,208,334	1,124,725	—	235,138	—	131,103	2,212,569	22,568,197
Invesco Short Term Bond Fund-Class R6	2.72%	17,913,406	1,015,889	—	218,532	—	151,955	2,244,763	19,147,827
Total Fixed Income Funds		222,370,584	9,483,627	(194,232)	6,186,591	(2,280)	2,201,549		237,844,290
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
March 31, 2019
(Unaudited)
Invesco Moderate Allocation Fund
Investments in Affiliated Issuers–100.10%(a)
	% of Net Assets 03/31/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/19	Value 03/31/19
Foreign Equity Funds–16.47%
Invesco Developing Markets Fund-Class R6	0.98%	$6,528,036	$—	$(415,077)	$746,638	$35,150	$—	205,323	$6,894,747
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	5.40%	36,497,730	172,126	(1,594,913)	3,150,993	(253,428)	160,230	937,130	37,972,508
Invesco International Growth Fund-Class R6	5.07%	33,013,632	—	(1,972,379)	4,945,779	(312,247)	—	1,100,055	35,674,785
Invesco International Select Equity Fund-Class R6	4.04%	25,970,210	310,018	(2,981,765)	5,598,830	(455,026)	—	2,578,628	28,442,267
Invesco Low Volatility Emerging Markets Fund-Class R6	0.98%	6,560,825	—	—	371,162	—	—	1,091,651	6,931,987
Total Foreign Equity Funds		108,570,433	482,144	(6,964,134)	14,813,402	(985,551)	160,230		115,916,294
Real Estate Funds–2.51%
Invesco Global Real Estate Income Fund-Class R6	2.51%	16,496,066	162,468	(764,639)	1,712,954	38,754	162,468	1,893,305	17,645,603
Money Market Funds–0.51%
Invesco Government & Agency Portfolio —Institutional Class, 2.33%(c)	0.22%	1,765,432	4,782,632	(5,001,249)	—	—	6,659	1,546,815	1,546,815
Invesco Liquid Assets Portfolio —Institutional Class, 2.48%(c)	0.16%	1,261,060	3,416,166	(3,572,321)	108	45	5,145	1,104,726	1,105,058
Invesco Treasury Portfolio —Institutional Class, 2.31%(c)	0.13%	1,133,671	5,465,865	(5,662,323)	—	—	2,813	937,213	937,213
Total Money Market Funds		4,160,163	13,664,663	(14,235,893)	108	45	14,617		3,589,086
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $603,513,629)	100.10%	$660,741,843	$26,896,755	$(38,111,817)	$55,544,675	$(512,176)	$3,320,984		$704,559,280
OTHER ASSETS LESS LIABILITIES	(0.10)%								(713,198)
NET ASSETS	100.00%								$703,846,082
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change each Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Allocation Funds

A.	Security Valuations — (continued)
The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Allocation Funds